UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive
         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     August 15, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $470,252 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107    20368   350560 SH       SOLE                        0     2280   348280
AMGEN INC                      COM              031162100    20145   333192 SH       SOLE                        0     2065   331127
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    18505     6648 SH       SOLE                        0       45     6603
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      334        4 SH       SOLE                        0        0        4
CANADIAN NATL RY CO            COM              136375102    24056   417284 SH       SOLE                        0     3137   414147
COMPUTER SCIENCES CORP         COM              205363104    19058   436105 SH       SOLE                        0     2010   434095
CP HOLDRS                      DEP RCPTS  CP    12616K106      272     2745 SH       SOLE                        0        0     2745
DISNEY WALT CO                 COM DISNEY       254687106    17380   690240 SH       SOLE                        0     4470   685770
ENCANA CORP                    COM              292505104    28512   720170 SH       SOLE                        0     4605   715565
FIRST DATA CORP                COM              319963104    20004   498364 SH       SOLE                        0     3120   495244
FISERV INC                     COM              337738108    21910   510845 SH       SOLE                        0     3350   507495
GENERAL DYNAMICS CORP          COM              369550108    11306   103212 SH       SOLE                        0      485   102727
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     9242   190518 SH       SOLE                        0     1265   189253
GRAINGER W W INC               COM              384802104    19464   355245 SH       SOLE                        0     2270   352975
HONDA MOTOR LTD                AMERN SHS        438128308    12445   505708 SH       SOLE                        0     3730   501978
JOHNSON & JOHNSON              COM              478160104    17418   267970 SH       SOLE                        0     2000   265970
LIBERTY MEDIA CORP NEW         COM SER A        530718105     6238   612190 SH       SOLE                        0     7875   604315
LIZ CLAIBORNE INC              COM              539320101    19329   486150 SH       SOLE                        0     3100   715565
LOWES COS INC                  COM              548661107    21844   375202 SH       SOLE                        0     2375   372827
MCDONALDS CORP                 COM              580135101     9891   356415 SH       SOLE                        0     3430   352985
MICROSOFT CORP                 COM              594918104    19089   768483 SH       SOLE                        0     5130   763353
NABORS INDUSTRIES LTD          COM              629568106    26106   430650 SH       SOLE                        0     2800   427850
NIKE INC                       CL B             654106103    20672   238705 SH       SOLE                        0     1565   237140
NUVEEN CALIF MUN VALUE FD      COM              67062C107     1398   141940 SH       SOLE                        0     3300   138640
PFIZER INC                     COM              717081103    19815   718458 SH       SOLE                        0     4780   713678
RYLAND GROUP INC               COM              783764103     1154    15209 SH       SOLE                        0        0    15209
SAMSUNG ELECTRONICS ORDF       COM              Y74718100    14650    30650 SH       SOLE                        0        0    30650
TORCHMARK CORP                 COM              891027104    15792   302527 SH       SOLE                        0     1660   372827
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307    14225   198975 SH       SOLE                        0     1220   197755
WAL MART STORES INC            COM              931142103    19630   407263 SH       SOLE                        0     2545   404718